Transfers of Financial Assets - Summary of Carrying Amount of Financial Assets (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Shares [member] | FVOCI financial assets [member]
Disclosure of financial assets [line items]
Carrying amount of transferred assets	€ 0	€ 0
Carrying amount of associated liabilities	0	0
Debt securities [member] | FVOCI financial assets [member]
Disclosure of financial assets [line items]
Carrying amount of transferred assets	1,628	2,068
Carrying amount of associated liabilities	1,897	2,382
Debt securities [member] | FVPL financial assets [member]
Disclosure of financial assets [line items]
Carrying amount of transferred assets	1	5
Carrying amount of associated liabilities	1	9
Investments where the policyholder bears the risk [member] | FVPL financial assets [member]
Disclosure of financial assets [line items]
Carrying amount of transferred assets	39	15
Carrying amount of associated liabilities	0	0
Money market and other short-term investments [Member] | FVOCI financial assets [member]
Disclosure of financial assets [line items]
Carrying amount of transferred assets	0	0
Carrying amount of associated liabilities	0	0
Money market and other short-term investments [Member] | FVPL financial assets [member]
Disclosure of financial assets [line items]
Carrying amount of transferred assets	0	0
Carrying amount of associated liabilities	0	0
Other [member] | FVOCI financial assets [member]
Disclosure of financial assets [line items]
Carrying amount of transferred assets	0	0
Carrying amount of associated liabilities	0	0
Other [member] | FVPL financial assets [member]
Disclosure of financial assets [line items]
Carrying amount of transferred assets	0	0
Carrying amount of associated liabilities	€ 0	€ 0